Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017	Aug. 31, 2014
Percentage of voting interests acquired					50.00%
Dividends declared	$ 0.24	$ 0.96	$ 0.00	$ 0.24	$ 0.96
Teekay Tanker Operations Ltd | Entities Under Common Control
Percentage of voting interests acquired						50.00%
Teekay Tanker Operations Ltd | Entities Under Common Control | Teekay Corporation
Percentage of voting interests acquired							50.00%